BORROWINGS - Corporate Borrowings (Details) $ in Millions		12 Months Ended
	Apr. 25, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 29, 2024 USD ($)	Nov. 29, 2024 CAD ($)	Jun. 05, 2024 USD ($)	Jun. 05, 2024 CAD ($)	May 31, 2024 USD ($)	May 31, 2024 CAD ($)	Feb. 22, 2024 USD ($)	Jul. 27, 2023 CAD ($)	Nov. 14, 2022 CAD ($)	Apr. 25, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		$ 458,000,000
Deferred financing costs and other		(29,000,000)	$ (21,000,000)
Current and non-current portion of corporate borrowings		4,542,000,000	4,911,000,000
Notional amount		21,604,000,000	21,276,000,000
Line of credit, amount drawn		78,000,000
Repayment of corporate borrowings		(531,000,000)	0	$ 0
Net (repayment) proceeds from commercial paper program		139,000,000	(525,000,000)	$ (33,000,000)
Senior Unsecured Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		$ 2,200,000,000	2,200,000,000
Basis points		0.0013
Total			222,000,000
Letter of credit outstanding amount		$ 10,000,000	8,000,000
Senior Unsecured Revolving Credit Facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		1.20%
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Total		$ 300,000,000	222,000,000
Corporate revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		1.20%
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Total		$ 850,000,000	989,000,000
Commercial Paper | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate		5.00%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Total		$ 0	226,000,000								$ 531,000,000
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate		3.30%									3.315%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Total		$ 0	302,000,000
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate		3.30%
Medium-term Notes, Maturing November 31, 2027
Disclosure of detailed information about borrowings [line items]
Total		$ 313,000,000	340,000,000
Medium-term Notes, Maturing November 31, 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate		5.60%
Medium-term Notes, Maturing September 11, 2028
Disclosure of detailed information about borrowings [line items]
Total		$ 487,000,000	528,000,000
Medium-term Notes, Maturing September 11, 2028 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate		4.20%
Medium-term Notes, Maturing October 9, 2029
Disclosure of detailed information about borrowings [line items]
Total		$ 487,000,000	528,000,000
Medium-term Notes, Maturing October 9, 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate		3.40%
Medium-term Notes, Maturing July 27, 2030
Disclosure of detailed information about borrowings [line items]
Total		$ 348,000,000	377,000,000
Notional amount												$ 700
Medium-term Notes, Maturing July 27, 2030 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate		5.70%
Medium-term Notes, Maturing July 27, 2030 Tranche One
Disclosure of detailed information about borrowings [line items]
Notional amount												$ 500
Medium-term Notes, Maturing July 27, 2030 Tranche One | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate												5.71%
Medium-term Notes, Maturing July 27, 2030 Tranche Two
Disclosure of detailed information about borrowings [line items]
Notional amount												$ 200
Medium-term Notes, Maturing July 27, 2030 Tranche Two | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate												5.95%
Medium-term Notes, Maturing September 1, 2032
Disclosure of detailed information about borrowings [line items]
Total		$ 348,000,000	377,000,000
Medium-term Notes, Maturing September 1, 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate		2.90%
Medium-term Notes, Maturing February 13, 2033
Disclosure of detailed information about borrowings [line items]
Total		$ 174,000,000	189,000,000
Medium-term Notes, Maturing February 13, 2033 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate		6.00%
Medium-term Notes, Maturing April 25, 2034
Disclosure of detailed information about borrowings [line items]
Total		$ 278,000,000	302,000,000
Notional amount														$ 600
Finance costs	$ 3,000,000
Medium-term Notes, Maturing April 25, 2034 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate		5.40%
Medium-term Notes, Maturing April 25, 2052
Disclosure of detailed information about borrowings [line items]
Total		$ 139,000,000	151,000,000
Medium-term Notes, Maturing April 25, 2052 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate		5.80%
Medium-term Notes, Maturing July 27, 2053
Disclosure of detailed information about borrowings [line items]
Total		$ 139,000,000	151,000,000
Medium-term Notes, Maturing July 27, 2053 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate		6.00%
Subordinated notes, Maturing March 15, 2055
Disclosure of detailed information about borrowings [line items]
Total		$ 300,000,000	0		$ 300,000,000
Annual rate		6.80%
Notional amount						$ 300
Subordinated notes, Maturing March 15, 2055 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate		6.80%			6.80%	6.80%
Subordinated notes, Maturing 2081
Disclosure of detailed information about borrowings [line items]
Total		$ 250,000,000	$ 250,000,000
Annual rate		5.00%	5.00%
Subordinated notes, Maturing 2081 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate		5.00%
Subordinated notes, Maturing May 31, 2084
Disclosure of detailed information about borrowings [line items]
Total		$ 158,000,000	$ 0				$ 158,000,000		$ 158,000,000
Annual rate		7.30%
Notional amount								$ 8		$ 150
Subordinated notes, Maturing May 31, 2084 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate		7.30%					7.30%	7.30%	7.25%	7.25%
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Total		$ 4,571,000,000	4,932,000,000
Increase (decrease) in corporate borrowings		(369,000,000)
Subordinated notes, Maturing March 15, 2030 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, variable rate					2.453%	2.453%
Revolving credit facility with Brookfield
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		1,000,000,000	1,000,000,000
Total		$ 0	$ 0
Borrowings, term		1 year
Revolving credit facility with Brookfield | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		1.90%
Medium-term Notes, Maturing November 14, 2027
Disclosure of detailed information about borrowings [line items]
Notional amount													$ 700
Medium-term Notes, Maturing November 14, 2027 Tranche One
Disclosure of detailed information about borrowings [line items]
Notional amount													$ 450
Medium-term Notes, Maturing November 14, 2027 Tranche One | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate													5.60%
Medium-term Notes, Maturing November 14, 2027 Tranche Two
Disclosure of detailed information about borrowings [line items]
Notional amount													$ 250
Medium-term Notes, Maturing November 14, 2027 Tranche Two | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate													6.00%
Medium-term Notes, Maturing April 25, 2034 Tranche One
Disclosure of detailed information about borrowings [line items]
Notional amount														$ 400
Medium-term Notes, Maturing April 25, 2034 Tranche One | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate														5.40%
Medium-term Notes, Maturing April 25, 2034 Tranche Two
Disclosure of detailed information about borrowings [line items]
Notional amount														$ 200
Medium-term Notes, Maturing April 25, 2034 Tranche Two | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate														5.80%